Fair Value Measurements (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents, carrying value	€ 22,038	€ 12,485	€ 9,990	€ 8,742
Short-term deposit	4,000	0
Assets, carrying value	65,471	28,638
Recurring [Member]
Cash and cash equivalents, carrying value	22,038	12,485
Short-term deposit	4,000
Assets, carrying value	26,038	12,485
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents, fair value	22,038	12,485
Short term deposits, fair value	4,000
Assets, fair value	€ 26,038	€ 12,485